UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2012

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 100.00%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	8,116,874	$178,084
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	14,233,423	176,637
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	6,060,558	93,151
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,618,945	93,984
Lord Abbett Equity Trust (formerly, Lord Abbett Blend Trust) - Small-Cap Blend Fund - Class I*(d)	5,684,537	93,340
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I*(c)	5,390,391	184,244
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	5,699,256	91,473

Total Investments in Underlying Funds (cost $824,629,210)		910,913

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement

Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $540,000 of Federal Home Loan Mortgage Corp. at 0.063% due 8/10/2012; value: $539,654; proceeds: $526,139 (cost $526,139)	$526	526

Total Investments in Securities 100.06% (cost $825,155,349)		911,439

Liabilities in Excess of Other Assets (0.06)%		(584)

Net Assets 100.00%		$910,855

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.
(d)	Fund investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.04%

Aerospace & Defense 2.97%

Rockwell Collins, Inc.	1,100,500	$63,708
United Technologies Corp.	1,005,000	78,742

Total		142,450

Air Freight & Logistics 0.99%

FedEx Corp.	520,000	47,575

Automobiles 1.86%

Ford Motor Co.*	7,200,000	89,424

Beverages 2.00%

Beam, Inc.	554,529	29,007
Coca-Cola Co. (The)	550,000	37,142
Diageo plc ADR	335,000	29,678

Total		95,827

Biotechnology 1.93%

Celgene Corp.*	1,118,581	81,321
Onyx Pharmaceuticals, Inc.*	277,100	11,344

Total		92,665

Building Products 0.25%

Fortune Brands Home & Security, Inc.*	647,874	12,031

Capital Markets 4.01%

Affiliated Managers Group, Inc.*	371,956	37,385
Lazard Ltd. Class A	1,975,000	56,722
LPL Investment Holdings, Inc.*	1,006,900	33,077
Raymond James Financial, Inc.	710,000	24,850
State Street Corp.	1,035,000	40,551

Total		192,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2012

Investments	Shares	Fair Value (000)

Chemicals 4.21%

Air Products & Chemicals, Inc.	625,000	$55,019
Albemarle Corp.	504,700	32,457
Ashland, Inc.	490,000	30,899
LyondellBasell Industries NV Class A (Netherlands)(a)	650,000	28,015
PPG Industries, Inc.	400,000	35,832
Sigma-Aldrich Corp.	295,000	20,072

Total		202,294

Commercial Banks 5.76%

City National Corp.	498,500	22,871
Commerce Bancshares, Inc.	535,993	20,808
Cullen/Frost Bankers, Inc.	760,000	42,309
M&T Bank Corp.	200,000	15,948
PNC Financial Services Group, Inc. (The)	1,550,000	91,326
Signature Bank*	385,000	22,388
U.S. Bancorp	2,155,500	60,828

Total		276,478

Commercial Services & Supplies 1.33%

Dun & Bradstreet Corp. (The)	479,967	39,746
Manpower, Inc.	600,000	24,066

Total		63,812

Communications Equipment 0.74%

QUALCOMM, Inc.	602,974	35,467

Computers & Peripherals 1.01%

EMC Corp.*	1,885,000	48,558

Construction & Engineering 2.62%

Jacobs Engineering Group, Inc.*	1,235,100	55,283
URS Corp.*	1,711,352	70,422

Total		125,705

Consumer Finance 0.98%

Capital One Financial Corp.	1,025,000	46,894

Containers & Packaging 0.45%

Greif, Inc. Class A	450,000	21,802

Diversified Financial Services 1.40%

JPMorgan Chase & Co.	1,800,000	67,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2012

Investments	Shares	Fair Value (000)

Electric: Utilities 0.71%

NextEra Energy, Inc.	570,000	$34,114

Electrical Equipment 0.30%

EnerSys*	500,000	14,490

Electronic Equipment, Instruments & Components 1.92%

Anixter International, Inc.*	927,500	60,761
Arrow Electronics, Inc.*	760,000	31,380

Total		92,141

Energy Equipment & Services 3.66%

GulfMark Offshore, Inc. Class A*	280,000	12,802
Halliburton Co.	2,200,000	80,916
Schlumberger Ltd.	480,000	36,081
Superior Energy Services, Inc.*	900,000	25,659
Tidewater, Inc.	375,000	20,194

Total		175,652

Food & Staples Retailing 1.17%

CVS Caremark Corp.	1,345,444	56,172

Food Products 3.28%

Archer Daniels Midland Co.	2,982,035	85,375
Bunge Ltd.	1,255,000	71,874

Total		157,249

Health Care Equipment & Supplies 0.42%

St. Jude Medical, Inc.	487,600	20,338

Health Care Providers & Services 5.88%

CIGNA Corp.	1,071,388	48,030
DaVita, Inc.*	640,476	52,398
Express Scripts, Inc.*	1,600,000	81,856
McKesson Corp.	660,000	53,935
UnitedHealth Group, Inc.	890,000	46,093

Total		282,312

Hotels, Restaurants & Leisure 0.15%

Darden Restaurants, Inc.	156,321	7,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2012

Investments	Shares	Fair Value (000)

Household Durables 0.72%

Harman International Industries, Inc.	820,000	$34,604

Information Technology Services 0.27%

Booz Allen Hamilton Holding Corp.*	749,300	13,188

Insurance 6.10%

ACE Ltd. (Switzerland)(a)	670,000	46,632
Berkshire Hathaway, Inc. Class B*	1,230,000	96,395
Marsh & McLennan Cos., Inc.	1,775,539	56,089
Prudential Financial, Inc.	910,000	52,089
Travelers Cos., Inc. (The)	710,000	41,393

Total		292,598

Life Sciences Tools & Services 1.52%

Thermo Fisher Scientific, Inc.*	1,375,000	72,737

Machinery 6.43%

Dover Corp.	1,174,873	74,499
Eaton Corp.	1,025,000	50,256
Flowserve Corp.	243,400	26,815
Kennametal, Inc.	668,800	28,832
Pall Corp.	660,000	39,389
Parker Hannifin Corp.	370,000	29,851
Trinity Industries, Inc.	1,880,000	59,145

Total		308,787

Media 5.84%

Interpublic Group of Cos., Inc. (The)	7,700,000	79,541
Omnicom Group, Inc.	1,811,700	82,632
Time Warner, Inc.	2,200,000	81,532
Walt Disney Co. (The)	936,000	36,410

Total		280,115

Metals & Mining 3.92%

Barrick Gold Corp. (Canada)(a)	750,000	36,945
Carpenter Technology Corp.	289,300	15,182
Freeport-McMoRan Copper & Gold, Inc.	1,450,000	67,005
Reliance Steel & Aluminum Co.	1,300,000	69,160

Total		188,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2012

Investments	Shares	Fair Value (000)

Multi-Line Retail 1.41%

J.C. Penney Co., Inc.	454,564	$18,887
Macy’s, Inc.	659,400	22,215
Target Corp.	525,000	26,676

Total		67,778

Oil, Gas & Consumable Fuels 8.49%

Anadarko Petroleum Corp.	1,350,000	108,972
Apache Corp.	400,000	39,552
Chevron Corp.	340,000	35,047
Devon Energy Corp.	385,000	24,567
EQT Corp.	400,000	20,208
Exxon Mobil Corp.	1,330,000	111,374
Imperial Oil Ltd. (Canada)(a)	780,000	37,159
QEP Resources, Inc.	332,600	9,526
Range Resources Corp.	365,000	20,995

Total		407,400

Paper & Forest Products 0.99%

International Paper Co.	1,525,000	47,488

Pharmaceuticals 4.57%

Merck & Co., Inc.	400,000	15,304
Teva Pharmaceutical Industries Ltd. ADR	2,975,000	134,262
Warner Chilcott plc Class A (Ireland)*(a)	1,544,087	26,049
Watson Pharmaceuticals, Inc.*	750,000	43,972

Total		219,587

Real Estate Management & Development 0.57%

Jones Lang LaSalle, Inc.	349,383	27,517

Road & Rail 1.11%

CSX Corp.	1,588,417	35,819
Kansas City Southern*	255,000	17,503

Total		53,322

Semiconductors & Semiconductor Equipment 3.95%

Broadcom Corp. Class A*	1,325,000	45,501
Intel Corp.	1,050,100	27,744
Lam Research Corp.*	797,100	33,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2012

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment (continued)

Texas Instruments, Inc.	2,550,000	$82,569

Total		189,762

Software 0.70%

Adobe Systems, Inc.*	405,000	12,535
Intuit, Inc.	370,000	20,883

Total		33,418

Specialty Retail 1.45%

Aeropostale, Inc.*	165,439	2,708
Guess?, Inc.	750,000	22,500
Home Depot, Inc. (The)	605,000	26,856
Penske Automotive Group, Inc.	775,000	17,345

Total		69,409

Total Common Stocks (cost $4,173,451,891)		4,706,347

	Principal Amount (000)

SHORT-TERM INVESTMENT 3.78%

Repurchase Agreement

Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $173,055,000 of Federal Home Loan Mortgage Corp. at 0.063% due 8/10/2012 and $11,305,000 of Federal Home Loan Mortgage Corp. at 5.50% due 8/20/2012; value: $184,856,782; proceeds: $181,231,400 (cost $181,231,349)	$181,231	181,231

Total Investments in Securities 101.82% (cost $4,354,683,240)		4,887,578

Liabilities in Excess of Other Assets (1.82)%		(87,220)

Net Assets 100.00%		$4,800,358

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.16%

Aerospace & Defense 3.67%

BE Aerospace, Inc.*	5,191	$219
Hexcel Corp.*	5,804	146
Precision Castparts Corp.	1,145	187

Total		552

Air Freight & Logistics 1.75%

United Parcel Service, Inc.
Class B	3,485	264

Beverages 0.98%

Monster Beverage Corp.*	1,405	147

Biotechnology 4.81%

Biogen Idec, Inc.*	1,781	210
Celgene Corp.*	2,999	218
Cepheid, Inc.*	3,565	157
Dendreon Corp.*	10,232	139

Total		724

Capital Markets 1.46%

Affiliated Managers Group, Inc.*	1,481	149
Financial Engines, Inc.*	2,977	71

Total		220

Chemicals 2.63%

Celanese Corp. Series A	3,453	168
Monsanto Co.	2,778	228

Total		396

Commercial Banks 2.05%

SVB Financial Group*	2,739	159
U.S. Bancorp	5,266	149

Total		308

Commercial Services & Supplies 0.97%

Clean Harbors, Inc.*	2,308	146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2012

Investments	Shares	Fair Value (000)

Communications Equipment 3.45%

F5 Networks, Inc.*	1,414	$169
QUALCOMM, Inc.	5,948	350

Total		519

Computers & Peripherals 10.06%

Apple, Inc.*	2,124	970
EMC Corp.*	9,966	257
Fortinet, Inc.*	6,574	150
Fusion-io, Inc.*	5,906	136

Total		1,513

Electrical Equipment 1.65%

Polypore International, Inc.*	2,014	77
Rockwell Automation, Inc.	2,200	171

Total		248

Electronic Equipment, Instruments & Components 0.74%

IPG Photonics Corp.*	2,110	111

Energy Equipment & Services 3.20%

FMC Technologies, Inc.*	3,212	164
Oceaneering International, Inc.	3,359	163
Seadrill Ltd.	4,133	154

Total		481

Food & Staples Retailing 1.10%

Whole Foods Market, Inc.	2,245	166

Food Products 1.02%

Green Mountain Coffee Roasters, Inc.*	2,889	154

Health Care Equipment & Supplies 2.27%

Gen-Probe, Inc.*	2,265	151
Intuitive Surgical, Inc.*	413	190

Total		341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2012

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 4.59%

Chipotle Mexican Grill, Inc.*	477	$175
Hyatt Hotels Corp. Class A*	3,624	155
Panera Bread Co. Class A*	992	147
Yum! Brands, Inc.	3,366	213

Total		690

Household Durables 0.98%

Tempur-Pedic International, Inc.*	2,221	148

Information Technology Services 2.72%

MasterCard, Inc. Class A	648	230
Visa, Inc. Class A	1,773	179

Total		409

Internet Software & Services 6.96%

Bankrate, Inc.*	6,401	150
Constant Contact, Inc.*	5,526	138
Google, Inc. Class A*	793	460
MercadoLibre, Inc. (Argentina)(a)	1,703	149
SINA Corp. (China)*(a)	2,153	151

Total		1,048

Machinery 6.96%

Caterpillar, Inc.	2,762	301
Cummins, Inc.	2,113	220
Deere & Co.	2,574	222
Wabtec Corp.	2,088	144
Westport Innovations, Inc.
(Canada)*(a)	3,871	161

Total		1,048

Metals & Mining 1.51%

Freeport-McMoRan Copper & Gold, Inc.	4,903	227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2012

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels 5.40%

Continental Resources, Inc.*	4,566	$368
Kodiak Oil & Gas Corp.*	16,670	151
Oasis Petroleum, Inc.*	4,342	147
Williams Cos., Inc. (The)	5,093	147

Total		813

Pharmaceuticals 1.35%

Allergan, Inc.	2,311	203

Road & Rail 1.02%

Kansas City Southern*	2,235	153

Semiconductors & Semiconductor Equipment 5.66%

Altera Corp.	4,381	174
Broadcom Corp. Class A*	5,386	185
Intel Corp.	5,601	148
Skyworks Solutions, Inc.*	6,975	151
Texas Instruments, Inc.	5,969	193

Total		851

Software 9.96%

Concur Technologies, Inc.*	2,797	146
Intuit, Inc.	3,273	185
Microsoft Corp.	20,380	602
Nuance Communications, Inc.*	5,873	167
Red Hat, Inc.*	3,531	164
Zynga, Inc.*	22,364	235

Total		1,499

Specialty Retail 3.44%

Home Depot, Inc. (The)	4,977	221
PetSmart, Inc.	2,789	148
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,957	149

Total		518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2012

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 5.79%

Coach, Inc.	2,717	$190
lululemon athletica, Inc. (Canada)*(a)	2,297	145
Michael Kors Holdings Ltd. (Hong Kong)*(a)	4,938	153
NIKE, Inc. Class B	2,189	228
Under Armour, Inc. Class A*	1,944	155

Total		871

Trading Companies & Distributors 1.01%

United Rentals, Inc.*	3,964	152

Total Common Stocks (cost $14,436,390)		14,920

	Principal Amount (000)

SHORT-TERM INVESTMENT 3.81%

Repurchase Agreement

Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $590,000 of Federal Home Loan Mortgage Corp. at 0.063% due 8/10/2012; value: $589,622; proceeds: $574,217 (cost $574,217)	$574	574

Total Investments in Securities 102.97% (cost $15,010,607)		15,494

Liabilities in Excess of Other Assets (2.97)%		(447)

Net Assets 100.00%		$15,047

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 98.17%

COMMON STOCKS 97.40%

Argentina 1.26%

Oil, Gas & Consumable Fuels
YPF SA ADR	266,600	$9,331

Australia 4.57%

Beverages 1.10%
Coca-Cola Amatil Ltd.	666,575	8,173

Construction & Engineering 1.55%
Leighton Holdings Ltd.	461,184	11,472

Health Care Providers & Services 1.12%
Sonic Healthcare Ltd.	699,701	8,342

Media 0.80%
Seven West Media Ltd.	1,603,103	5,906

Total Australia		33,893

Belgium 1.79%

Beverages
Anheuser-Busch InBev NV	219,196	13,291

Brazil 1.25%

Household Durables
PDG Realty SA Empreendimentos e Participacoes	2,288,684	9,274

Canada 2.11%

Metals & Mining
Yamana Gold, Inc.	905,800	15,643

Finland 0.93%

Electric: Utilities
Fortum OYJ	314,903	6,920

France 3.18%

Aerospace & Defense 0.74%
Safran SA	177,526	5,532

Construction & Engineering 0.89%
Vinci SA	142,144	6,593

Electrical Equipment 0.92%
Alstom SA	178,453	6,802

Food & Staples Retailing 0.63%
Carrefour SA	204,913	4,677

Total France		23,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Germany 5.86%

Air Freight & Logistics 1.44%
Deutsche Post AG Registered Shares	639,380	$10,622

Electric: Utilities 0.77%
E. On AG	267,376	5,717

Health Care Equipment & Supplies 1.53%
Fresenius SE & Co. KGaA	112,016	11,361

Household Products 1.06%
Henkel KGaA	151,497	7,871

Software 1.06%
SAP AG	130,175	7,865

Total Germany		43,436

Hong Kong 4.03%

Auto Components 0.52%
Minth Group Ltd.	3,568,000	3,851

Chemicals 0.68%
Huabao International Holdings Ltd.	7,353,000	4,996

Real Estate Management & Development 2.04%
New World Development Co., Ltd.	7,743,000	8,487
Wharf Holdings Ltd. (The)	1,166,700	6,634

		15,121

Water Utilities 0.79%
Guangdong Investment Ltd.	10,142,000	5,872

Total Hong Kong		29,840

Indonesia 0.80%

Commercial Banks
PT Bank Negara Indonesia (Persero) Tbk	14,738,814	5,943

Israel 1.79%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	293,545	13,248

Italy 2.18%

Commercial Banks 1.32%
Intesa Sanpaolo SpA	5,142,543	9,821

Diversified Telecommunication Services 0.86%
Telecom Italia SpA	6,260,943	6,368

Total Italy		16,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Japan 17.67%

Automobiles 3.99%
Honda Motor Co., Ltd.	459,890	$16,086
Toyota Motor Corp.	365,900	13,490

		29,576

Chemicals 1.18%
Asahi Kasei Corp.	1,382,000	8,739

Commercial Banks 0.95%
Bank of Yokohama Ltd. (The)	1,515,000	7,016

Consumer Finance 0.89%
ORIX Corp.	70,420	6,587

Diversified Telecommunication Services 1.63%
Nippon Telegraph & Telephone Corp.	241,900	12,092

Electric: Utilities 0.85%
Kansai Electric Power Co., Inc. (The)	390,200	6,282

Electronic Equipment, Instruments & Components 1.05%
Hitachi Ltd.	1,388,000	7,758

Office Electronics 1.27%
Canon, Inc.	218,100	9,414

Real Estate Management & Development 0.61%
Sumitomo Realty & Development Co., Ltd.	239,000	4,540

Road & Rail 1.78%
East Japan Railway Co.	204,200	13,221

Tobacco 0.49%
Japan Tobacco, Inc.	742	3,651

Trading Companies & Distributors 2.98%
Mitsui & Co., Ltd.	672,900	11,424
Sumitomo Corp.	744,300	10,693

		22,117

Total Japan		130,993

Netherlands 2.65%

Diversified Financial Services 1.35%
ING Groep NV CVA*	1,100,204	10,014

Food & Staples Retailing 1.30%
Koninklijke Ahold NV	724,280	9,597

Total Netherlands		19,611

Norway 2.72%

Commercial Banks 0.99%
DnB NOR ASA	698,158	7,366

Diversified Telecommunication Services 1.73%
Telenor ASA	786,610	12,824

Total Norway		20,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Poland 0.84%

Electric: Utilities
PGE SA	981,139	$6,230

Russia 0.74%

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	452,500	5,475

Singapore 2.97%

Commercial Banks 1.20%
DBS Group Holdings Ltd.	828,100	8,920

Industrial Conglomerates 1.77%
Keppel Corp., Ltd.	1,520,400	13,115

Total Singapore		22,035

South Korea 2.02%

Auto Components 0.28%
Hyundai Mobis	8,311	2,049

Commercial Banks 1.08%
DGB Financial Group, Inc.*	603,820	8,036

Semiconductors & Semiconductor Equipment 0.66%
Samsung Electronics Co., Ltd.	4,947	4,875

Total South Korea		14,960

Sweden 2.10%

Commercial Banks 1.42%
Swedbank AB A Shares	734,226	10,545

Communications Equipment 0.68%
Telefonaktiebolaget LM Ericsson ADR	539,100	4,998

Total Sweden		15,543

Switzerland 5.63%

Chemicals 1.12%
Syngenta AG Registered Shares*	27,353	8,273

Electrical Equipment 1.04%
ABB Ltd.*	368,749	7,699

Food Products 0.98%
Nestle SA Registered Shares	126,911	7,273

Insurance 1.29%
Swiss Re Ltd.*	176,785	9,589

Pharmaceuticals 1.20%
Novartis AG Registered Shares	163,897	8,867

Total Switzerland		41,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Taiwan 1.91%

Computers & Peripherals 0.89%
Asustek Computer, Inc.	836,000	$6,612

Semiconductors & Semiconductor Equipment 1.02%
Siliconware Precision Industries Co. ADR	1,337,200	7,555

Total Taiwan		14,167

Thailand 1.59%

Commercial Banks
Bangkok Bank Public Co., Ltd.	2,186,000	11,769

Turkey 0.92%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	1,524,267	6,811

United Kingdom 25.89%

Commercial Banks 3.06%
Barclays plc	2,798,560	9,373
HSBC Holdings plc	710,134	5,927
Lloyds Banking Group plc*	15,215,408	7,342

		22,642

Food & Staples Retailing 0.74%
Tesco plc	1,093,261	5,506

Food Products 1.40%
Unilever plc	322,016	10,382

Insurance 2.57%
Aviva plc	1,394,309	7,677
Prudential plc	1,033,421	11,407

		19,084

Media 2.31%
British Sky Broadcasting Group plc	773,756	8,413
Reed Elsevier plc	1,056,594	8,741

		17,154

Metals & Mining 4.88%
Anglo American plc	310,405	12,835
Kazakhmys plc	409,999	7,340
Vedanta Resources plc	258,954	4,876
Xstrata plc	654,618	11,084

		36,135

Multi-Utilities 1.28%
National Grid plc	952,894	9,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Oil, Gas & Consumable Fuels 5.19%
Afren plc*	2,182,063	$4,143
BG Group plc	420,744	9,448
Cairn Energy plc*	1,750,389	7,773
Tullow Oil plc	779,999	17,085

		38,449

Pharmaceuticals 1.18%
GlaxoSmithKline plc ADR	195,795	8,721

Road & Rail 0.48%
FirstGroup plc	728,151	3,557

Tobacco 1.36%
Imperial Tobacco Group plc	282,518	10,106

Wireless Telecommunication Services 1.44%
Vodafone Group plc	3,960,199	10,659

Total United Kingdom		191,885

Total Common Stocks (cost $691,669,870)		721,982

PREFERRED STOCK 0.77%

Germany

Automobiles
Volkswagen AG (cost $4,913,272)	32,080	5,680

Total Long-Term Investments (cost $696,583,142)		727,662

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.85%

Repurchase Agreement

Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $14,015,000 of Federal Home Loan Bank at 0.18% due 8/30/2012; value: $14,032,519; proceeds: $13,753,385 (cost $13,753,381)	$13,753	13,753

Total Investments in Securities 100.02% (cost $710,336,523)		741,415

Liabilities in Excess of Cash, Foreign Cash and Other Assets(a) (0.02)%		(154)

Net Assets 100.00%		$741,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2012

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Australian dollar	Buy	Goldman Sachs	2/24/2012	32,600,000	$32,742,788	$34,524,402	$1,781,614
Brazilian real	Buy	UBS AG	5/7/2012	7,200,000	3,830,399	4,036,952	206,553
British pound	Buy	Credit Suisse	2/24/2012	2,185,000	3,399,532	3,442,528	42,996
British pound	Buy	Credit Suisse	2/24/2012	2,120,000	3,326,280	3,340,119	13,839
euro	Buy	Barclays Bank plc	2/24/2012	17,020,000	23,252,554	22,263,908	(988,646)
euro	Buy	Morgan Stanley	3/19/2012	6,200,000	8,443,346	8,110,852	(332,494)
euro	Buy	Barclays Bank Plc	3/19/2012	14,800,000	20,016,408	19,361,388	(655,020)
euro	Buy	Morgan Stanley	3/19/2012	4,390,000	5,744,096	5,743,006	(1,090)
euro	Buy	Barclays Bank Plc	3/19/2012	8,000,000	10,194,800	10,465,615	270,815
Japanese yen	Buy	Goldman Sachs	3/30/2012	295,000,000	3,797,485	3,873,059	75,574
Japanese yen	Buy	Goldman Sachs	3/30/2012	446,000,000	5,744,388	5,855,540	111,152
Norwegian krone	Buy	UBS AG	2/24/2012	22,600,000	3,846,481	3,848,700	2,219
Norwegian krone	Buy	UBS AG	2/24/2012	4,545,000	760,224	773,997	13,773
South African rand	Buy	Goldman Sachs	4/30/2012	21,400,000	2,582,670	2,700,793	118,123
Swiss franc	Buy	PB Financial	2/24/2012	9,260,000	10,344,058	10,062,736	(281,322)
Swiss franc	Buy	J.P. Morgan Securities, Inc.	4/30/2012	3,565,000	3,827,386	3,878,612	51,226
Australian dollar	Sell	Goldman Sachs	2/24/2012	3,100,000	3,037,318	3,282,995	(245,677)
Australian dollar	Sell	Goldman Sachs	2/24/2012	2,560,000	2,573,798	2,711,119	(137,321)
Australian dollar	Sell	Goldman Sachs	2/24/2012	3,565,000	3,620,971	3,775,445	(154,474)
Australian dollar	Sell	Goldman Sachs	2/24/2012	2,145,000	2,199,708	2,271,621	(71,913)
Australian dollar	Sell	Goldman Sachs	2/24/2012	1,440,000	1,509,650	1,525,004	(15,354)
Brazilian real	Sell	UBS AG	5/7/2012	4,020,000	2,246,814	2,253,965	(7,151)
British pound	Sell	Credit Suisse	2/24/2012	24,340,000	38,218,668	38,348,342	(129,674)
British pound	Sell	UBS AG	5/23/2012	1,665,000	2,572,608	2,621,183	(48,575)
Canadian dollar	Sell	Morgan Stanley	2/24/2012	12,990,000	12,861,768	12,948,160	(86,392)
euro	Sell	Barclays Bank Plc	2/24/2012	1,510,000	2,022,301	1,975,235	47,066
euro	Sell	Barclays Bank Plc	2/24/2012	2,935,000	3,851,747	3,839,281	12,466
euro	Sell	Barclays Bank Plc	2/24/2012	12,575,000	15,999,927	16,449,392	(449,465)
euro	Sell	Morgan Stanley	3/19/2012	3,165,000	4,026,861	4,140,459	(113,598)
Israeli new shekel	Sell	Goldman Sachs	5/29/2012	27,075,000	7,129,691	7,208,677	(78,986)
Japanese yen	Sell	Goldman Sachs	3/30/2012	200,000,000	2,590,841	2,625,803	(34,962)
Norwegian krone	Sell	UBS AG	2/24/2012	108,900,000	19,204,656	18,545,283	659,373
South Korean won	Sell	J.P. Morgan Securities, Inc.	6/1/2012	4,240,000,000	3,720,114	3,744,990	(24,876)
Swiss franc	Sell	PB Financial	2/24/2012	1,395,000	1,480,342	1,515,931	(35,589)
Swiss franc	Sell	PB Financial	2/24/2012	2,405,000	2,588,415	2,613,486	(25,071)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(510,861)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 95.43%

COMMON STOCKS 93.17%

Argentina 1.34%

Oil, Gas & Consumable Fuels
YPF SA ADR	472,200	$16,527

Australia 14.71%

Beverages 0.94%
Coca-Cola Amatil Ltd.	948,694	11,633

Commercial Banks 1.05%
National Australia Bank Ltd.	513,349	12,998

Construction & Engineering 1.63%
Leighton Holdings Ltd.	811,869	20,195

Diversified Financial Services 1.39%
ASX Ltd.	538,751	17,153

Diversified Telecommunication Services 1.57%
Telstra Corp., Ltd.	5,479,228	19,371

Electric: Utilities 1.61%
Spark Infrastructure Group	14,104,118	19,990

Food & Staples Retailing 1.30%
Metcash Ltd.	3,764,559	16,146

Health Care Providers & Services 1.14%
Sonic Healthcare Ltd.	1,183,264	14,107

Media 2.18%
Seven West Media Ltd.	7,322,683	26,976

Multi-Utilities 1.00%
DUET Group	6,441,505	12,378

Real Estate Investment Trusts 0.90%
GPT Group	3,388,516	11,116

Total Australia		182,063

Brazil 4.14%

Commercial Banks 0.71%
Banco do Brasil SA	567,700	8,835

Diversified Telecommunication Services 1.49%
Telefonica Brasil SA ADR	661,900	18,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Insurance 0.94%
Sul America SA Unit	1,147,700	$11,561

Metals & Mining 1.00%
Vale SA ADR	490,300	12,405

Total Brazil		51,228

China 0.44%

Real Estate Management & Development
Renhe Commercial Holdings
Co., Ltd.	45,454,000	5,392

Czech Republic 2.40%

Commercial Banks 1.13%
Komercni Banka AS	73,345	14,014

Electric: Utilities 1.27%
CEZ AS	389,176	15,721

Total Czech Republic		29,735

Finland 1.03%

Electric: Utilities
Fortum OYJ	579,579	12,736

France 3.65%

Construction & Engineering 0.98%
Vinci SA	261,583	12,133

Food & Staples Retailing 0.45%
Carrefour SA	243,336	5,554

Multi-Line Retail 0.47%
PPR	36,905	5,807

Oil, Gas & Consumable Fuels 0.70%
Total SA ADR	164,680	8,723

Pharmaceuticals 1.05%
Sanofi	175,949	12,997

Total France		45,214

Germany 5.29%

Air Freight & Logistics 1.42%
Deutsche Post AG Registered Shares	1,057,760	17,572

Diversified Telecommunication Services 0.65%
Deutsche Telekom AG Registered Shares	713,479	8,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Germany (continued)

Electric: Utilities 2.07%
E. On AG	1,199,759	$25,651

Multi-Utilities 1.15%
RWE AG	371,132	14,195

Total Germany		65,442

Hong Kong 3.49%

Chemicals 0.62%
Huabao International Holdings Ltd.	11,233,000	7,633

Communications Equipment 0.85%
VTech Holdings Ltd.	1,011,100	10,541

Real Estate Management & Development 1.39%
New World Development Co., Ltd.	15,693,000	17,200

Water Utilities 0.63%
Guangdong Investment Ltd.	13,538,000	7,838

Total Hong Kong		43,212

Israel 1.23%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	8,794,975	15,255

Italy 3.67%

Commercial Banks 1.02%
Intesa Sanpaolo SpA	6,622,839	12,648

Diversified Telecommunication Services 0.97%
Telecom Italia SpA	11,805,451	12,006

Media 0.65%
Mediaset SpA	2,735,314	8,079

Oil, Gas & Consumable Fuels 1.03%
Eni SpA ADR	285,280	12,695

Total Italy		45,428

Japan 6.47%

Diversified Telecommunication Services 1.33%
Nippon Telegraph & Telephone Corp.	328,200	16,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Electric: Utilities 0.82%
Kansai Electric Power Co., Inc. (The)	632,700	$10,185

Office Electronics 0.93%
Canon, Inc.	267,500	11,547

Real Estate Investment Trusts 0.57%
ORIX JREIT, Inc.	1,645	7,014

Trading Companies & Distributors 2.82%
Mitsui & Co., Ltd.	1,090,100	18,507
Sumitomo Corp.	1,145,400	16,455

		34,962

Total Japan		80,114

Netherlands 1.10%

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc ADR	190,400	13,587

Norway 5.53%

Diversified Telecommunication Services 1.61%
Telenor ASA	1,218,248	19,861

Energy Equipment & Services 2.76%
Fred. Olsen Energy ASA	259,802	9,791
Seadrill Ltd.	657,356	24,388

		34,179

Specialty Retail 1.16%
Statoil Fuel & Retail ASA*	1,936,233	14,346

Total Norway		68,386

Philippines 0.91%

Wireless Telecommunication Services
Philippine Long Distance Telephone Co.	177,140	11,301

Singapore 4.29%

Commercial Banks 1.24%
DBS Group Holdings Ltd.	1,425,975	15,361

Diversified Telecommunication Services 1.19%
Singapore Telecommunications Ltd.	5,957,000	14,681

Real Estate Investment Trusts 1.12%
CapitaRetail China Trust	5,129,000	5,016
Suntec REIT	9,885,000	8,841

		13,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Singapore (continued)

Real Estate Management & Development 0.74%
Keppel Land Ltd.	4,052,000	$9,181

Total Singapore		53,080

South Africa 1.14%

Metals & Mining
Kumba Iron Ore Ltd.	206,708	14,173

South Korea 1.42%

Tobacco
KT&G Corp.	251,552	17,601

Spain 1.87%

Diversified Financial Services 0.73%
Bolsas y Mercados Espanoles SA	331,715	9,051

Diversified Telecommunication Services 0.41%
Telefonica SA	288,886	5,037

Insurance 0.73%
Mapfre SA	2,722,569	9,046

Total Spain		23,134

Sweden 1.62%

Diversified Telecommunication Services
Tele2 AB B Shares	1,050,957	20,054

Switzerland 1.91%

Insurance 1.22%
Swiss Re Ltd.*	278,464	15,104

Pharmaceuticals 0.69%
Novartis AG Registered Shares	157,112	8,500

Total Switzerland		23,604

Taiwan 2.39%

Computers & Peripherals 0.88%
Asustek Computer, Inc.	1,376,000	10,882

Semiconductors & Semiconductor Equipment 1.51%
Siliconware Precision Industries Co. ADR	3,312,020	18,713

Total Taiwan		29,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Thailand 1.10%

Real Estate Management & Development
L.P.N. Development pcl	30,295,700	$13,617

Turkey 0.88%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	2,443,109	10,917

United Kingdom 21.15%

Aerospace & Defense 1.12%
BAE Systems plc	2,859,067	13,867

Beverages 1.11%
Britvic plc	2,531,723	13,724

Commercial Banks 0.82%
HSBC Holdings plc	1,209,881	10,099

Consumer Finance 0.98%
Provident Financial plc	802,285	12,124

Electric: Utilities 1.20%
SSE plc	770,226	14,844

Food & Staples Retailing 0.49%
Tesco plc	1,208,543	6,086

Food Products 1.22%
Unilever plc	467,748	15,080

Insurance 4.40%
Aviva plc	3,498,322	19,261
Catlin Group Ltd.	2,689,606	17,182
Prudential plc	1,627,452	17,965

		54,408

Internet & Catalog Retail 0.58%
Home Retail Group plc	4,271,261	7,229

Media 1.19%
Reed Elsevier plc	1,782,556	14,747

Metals & Mining 0.71%
Vedanta Resources plc	464,455	8,746

Multi-Utilities 1.52%
National Grid plc	1,891,119	18,834

Oil, Gas & Consumable Fuels 1.02%
Cairn Energy plc*	2,842,997	12,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Pharmaceuticals 1.11%
GlaxoSmithKline plc	619,361	$13,761

Road & Rail 0.89%
FirstGroup plc	2,241,975	10,952

Tobacco 1.34%
Imperial Tobacco Group plc	464,376	16,611

Wireless Telecommunication Services 1.45%
Vodafone Group plc	6,680,971	17,982

Total United Kingdom		261,719

Total Common Stocks (cost $1,119,908,624)		1,153,114

PREFERRED STOCKS 2.26%

Brazil 0.67%

Electric: Utilities
Companhia Energetica do Ceara	426,300	8,279

Germany 1.59%

Media
ProSiebenSat.1 Media AG	836,592	19,632

Total Preferred Stocks (cost $25,632,784)		27,911

Total Long-Term Investments (cost $1,145,541,408)		1,181,025

Investments	Principal Amount (000)

SHORT-TERM INVESTMENT 4.06%

Repurchase Agreement

Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $51,025,000 of Federal Home Loan Mortgage Corp. at 1.75% due 6/15/2012, value: $51,280,125; proceeds: $50,273,157 (cost $50,273,143)	$50,273	$50,273

Total Investments in Securities 99.49% (cost $1,195,814,551)		1,231,298

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 0.51%		6,347

Net Assets 100.00%		$1,237,645

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2012

Open Forward Foreign Currency Exchange Contracts at January 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Australian dollar	Buy	Goldman Sachs	2/24/2012	2,840,000	$2,852,439	$3,007,647	$155,208
Australian dollar	Buy	Goldman Sachs	2/24/2012	6,470,000	6,481,128	6,851,929	370,801
Australian dollar	Buy	Morgan Stanley	5/14/2012	4,205,000	4,284,012	4,415,678	131,666
Australian dollar	Buy	UBS AG	5/14/2012	5,415,000	5,513,336	5,686,301	172,965
Australian dollar	Buy	UBS AG	5/14/2012	4,525,000	4,685,592	4,751,710	66,118
Australian dollar	Buy	UBS AG	5/14/2012	5,850,000	6,120,504	6,143,095	22,591
Brazilian real	Buy	UBS AG	3/26/2012	12,285,000	6,477,722	6,942,627	464,905
Canadian dollar	Buy	UBS AG	2/14/2012	11,060,000	10,778,677	11,026,915	248,238
Canadian dollar	Buy	Morgan Stanley	2/24/2012	8,800,000	8,713,130	8,771,655	58,525
Canadian dollar	Buy	UBS AG	2/24/2012	4,700,000	4,535,104	4,684,861	149,757
Canadian dollar	Buy	JPMorgan Securities, Inc.	4/16/2012	10,975,000	10,530,265	10,926,775	396,510
Canadian dollar	Buy	JPMorgan Securities, Inc.	4/16/2012	4,365,000	4,284,747	4,345,820	61,073
Canadian dollar	Buy	JPMorgan Securities, Inc.	4/16/2012	6,150,000	6,111,437	6,122,977	11,540
euro	Buy	Credit Suisse	2/7/2012	9,520,000	13,018,886	12,452,747	(566,139)
euro	Buy	Credit Suisse	2/7/2012	3,690,000	4,905,025	4,826,748	(78,277)
euro	Buy	Goldman Sachs	3/14/2012	42,700,000	57,939,929	55,859,186	(2,080,743)
euro	Buy	Goldman Sachs	3/14/2012	6,735,000	9,107,943	8,810,577	(297,366)
euro	Buy	Goldman Sachs	3/14/2012	10,365,000	13,867,541	13,559,262	(308,279)
euro	Buy	Goldman Sachs	3/14/2012	4,300,000	5,479,619	5,625,164	145,545
Israeli new shekel	Buy	Barclays Bank plc	4/2/2012	28,300,000	7,448,937	7,544,755	95,818
Israeli new shekel	Buy	UBS AG	4/16/2012	36,200,000	9,499,318	9,647,108	147,790
Mexican peso	Buy	UBS AG	5/23/2012	163,700,000	12,222,347	12,441,961	219,614
Norwegian krone	Buy	Credit Suisse	4/27/2012	29,700,000	4,942,339	5,045,243	102,904
South African rand	Buy	UBS AG	3/16/2012	52,500,000	6,451,534	6,669,497	217,963
South African rand	Buy	Morgan Stanley	4/2/2012	29,100,000	3,419,748	3,687,559	267,811
Swiss franc	Buy	UBS AG	4/27/2012	1,680,000	1,833,221	1,827,690	(5,531)
Turkish lira	Buy	Barclays Bank plc	5/21/2012	12,960,000	6,882,634	7,119,686	237,052
Brazilian real	Sell	UBS AG	3/26/2012	2,815,000	1,508,817	1,590,842	(82,025)
Brazilian real	Sell	UBS AG	3/26/2012	9,470,000	5,334,610	5,351,785	(17,175)
British pound	Sell	Barclays Bank plc	2/14/2012	10,380,000	16,338,120	16,355,265	(17,145)
British pound	Sell	Barclays Bank plc	2/14/2012	7,300,000	11,308,722	11,502,258	(193,536)
British pound	Sell	Credit Suisse	2/24/2012	20,230,000	31,765,146	31,872,924	(107,778)
British pound	Sell	JPMorgan Securities, Inc.	4/5/2012	6,250,000	9,788,188	9,843,680	(55,492)
British pound	Sell	Deutsche Bank AG	4/16/2012	12,225,000	18,877,356	19,252,354	(374,998)
British pound	Sell	Deutsche Bank AG	4/16/2012	4,750,000	7,432,325	7,480,465	(48,140)
British pound	Sell	Deutsche Bank AG	4/16/2012	14,600,000	22,703,438	22,992,587	(289,149)
euro	Sell	Credit Suisse	2/7/2012	1,205,000	1,570,838	1,576,214	(5,376)
euro	Sell	Credit Suisse	2/7/2012	2,660,000	3,470,502	3,479,444	(8,942)
Japanese yen	Sell	Morgan Stanley	2/24/2012	2,215,000,000	28,874,231	29,067,413	(193,182)
Japanese yen	Sell	JPMorgan Securities, Inc.	5/25/2012	873,000,000	11,354,178	11,470,751	(116,573)
Japanese yen	Sell	Barclays Bank plc	5/29/2012	1,030,000,000	13,273,624	13,534,478	(260,854)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Norwegian krone	Sell	Credit Suisse	4/27/2012	29,700,000	$4,956,692	$5,045,243	$(88,551)
South Korean won	Sell	Barclays Bank plc	3/30/2012	5,260,000,000	4,531,748	4,662,427	(130,679)
South Korean won	Sell	Barclays Bank plc	4/16/2012	6,925,000,000	5,927,416	6,131,683	(204,267)
Swiss franc	Sell	UBS AG	4/27/2012	4,635,000	4,951,394	5,042,465	(91,071)
Swiss franc	Sell	UBS AG	5/29/2012	11,355,000	12,248,662	12,361,171	(112,509)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,989,383)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 97.80%

COMMON STOCKS 96.99%

Australia 4.01%

Beverages 1.01%
Treasury Wine Estates Ltd.	837,171	$3,084

Chemicals 1.11%
Incitec Pivot Ltd.	994,682	3,390

Health Care Equipment & Supplies 0.79%
Ansell Ltd.	154,141	2,433

Trading Companies & Distributors 1.10%
Emeco Holdings Ltd.	3,107,808	3,382

Total Australia		12,289

Belgium 1.51%

Electric: Utilities
Elia System Operator SA	121,422	4,617

Brazil 1.73%

Insurance 0.71%
Brasil Insurance Participacoes e Administracao SA	192,000	2,176

Real Estate Management & Development 1.02%
BR Properties SA	287,900	3,139

Total Brazil		5,315

Canada 2.17%

Metals & Mining 0.59%
HudBay Minerals, Inc.	154,566	1,805

Oil, Gas & Consumable Fuels 1.58%
Bankers Petroleum Ltd.*	861,700	4,606
TransGlobe Energy Corp.*	25,913	253

		4,859

Total Canada		6,664

Finland 0.82%

Leisure Equipment & Products
Amer Sports OYJ A Shares	197,617	2,507

France 4.96%

Beverages 1.17%
Remy Cointreau SA	40,643	3,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

France (continued)
Computers & Peripherals 1.67%
Gemalto NV	95,641	$5,133

Information Technology Services 0.85%
AtoS	51,819	2,604

Media 1.27%
Ipsos SA	121,555	3,880

Total France		15,196

Germany 8.43%

Building Products 0.81%
NORMA Group*	111,116	2,493

Chemicals 0.78%
Symrise GmbH & Co. AG	83,941	2,391

Industrial Conglomerates 1.25%
Rheinmetall AG	71,693	3,844

Life Sciences Tools & Services 1.60%
Gerresheimer AG	103,491	4,912

Machinery 0.63%
Deutz AG*	284,115	1,925

Semiconductors & Semiconductor Equipment 1.02%
Dialog Semiconductor plc*	144,369	3,116

Trading Companies & Distributors 1.08%
Kloeckner & Co. SE	238,381	3,311

Transportation Infrastructure 1.26%
Hamburger Hafen und Logistik AG	120,182	3,852

Total Germany		25,844

Hong Kong 6.04%

Auto Components 0.66%
Minth Group Ltd.	1,876,000	2,025

Communications Equipment 0.76%
VTech Holdings Ltd.	224,900	2,345

Construction & Engineering 1.33%
China State Construction
International Holdings Ltd.	5,134,800	4,072

Hotels, Restaurants & Leisure 1.05%
REXLot Holdings Ltd.	46,975,000	3,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Hong Kong (continued)

Multi-Line Retail 1.49%
Maoye International Holdings Ltd.*	9,647,000	$2,339
Parkson Retail Group Ltd.	1,860,000	2,223

		4,562

Specialty Retail 0.75%
Hengdeli Holdings Ltd.	3,260,000	1,252
Oriental Watch Holdings	2,286,000	1,032

		2,284

Total Hong Kong		18,498

Indonesia 1.02%

Consumer Finance
PT Clipan Finance Indonesia Tbk	61,152,850	3,129

Ireland 0.57%

Beverages
C&C Group plc	425,951	1,752

Italy 2.32%

Commercial Banks 1.10%
Banca Popolare di Milano Scarl	6,485,300	3,380

Textiles, Apparel & Luxury Goods 1.22%
Safilo Group SpA*	251,499	1,796
Salvatore Ferragamo Italia SpA*	115,234	1,934

		3,730

Total Italy		7,110

Japan 19.06%

Chemicals 1.06%
ZEON Corp.	371,000	3,256

Commercial Services & Supplies 1.55%
Park24 Co., Ltd.	369,000	4,740

Communications Equipment 1.43%
Hitachi Kokusai Electric, Inc.	502,000	4,373

Containers & Packaging 2.12%
FP Corp.	97,400	6,504

Diversified Consumer Services 1.00%
Benesse Holdings, Inc.	65,400	3,046

Food & Staples Retailing 2.16%
FamilyMart Co., Ltd.	77,800	3,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)
Sundrug Co., Ltd.	116,800	$3,462

		6,611

Food Products 0.59%
Mitsui Sugar Co., Ltd.	523,000	1,791

Health Care Equipment & Supplies 1.31%
Hogy Medical Co., Ltd.	94,200	4,017

Information Technology Services 1.02%
Obic Co., Ltd.	16,100	3,118

Machinery 3.22%
Hitachi Construction Machinery
Co., Ltd.	128,400	2,544
Nabtesco Corp.	207,500	4,410
Sumitomo Heavy Industries Ltd.	456,000	2,919

		9,873

Multi-Line Retail 1.46%
Don Quijote Co., Ltd.	120,700	4,485

Real Estate Investment Trusts 0.36%
United Urban Investment Corp.	1,019	1,110

Software 0.99%
Capcom Co., Ltd.	137,200	3,042

Wireless Telecommunication Services 0.79%
Okinawa Cellular Telephone Co.	1,126	2,433

Total Japan		58,399

Netherlands 2.88%

Professional Services 1.47%
Brunel International NV	127,472	4,504

Semiconductors & Semiconductor Equipment 1.41%
ASM International NV	131,121	4,335

Total Netherlands		8,839

Norway 2.79%

Energy Equipment & Services 1.76%
Electromagnetic GeoServices ASA*	1,107,288	3,114
Ocean Rig UDW, Inc.*	149,486	2,281

		5,395

Specialty Retail 1.03%
Statoil Fuel & Retail ASA*	425,874	3,156

Total Norway		8,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Philippines 3.08%

Commercial Banks 1.08%
BDO Unibank, Inc.	2,382,260	$3,330

Real Estate Management & Development 2.00%
Filinvest Land, Inc.	116,562,000	3,153
Megaworld Corp.	74,416,000	2,967

		6,120

Total Philippines		9,450

Singapore 0.63%

Real Estate Investment Trusts
Suntec REIT	2,160,000	1,932

South Korea 1.79%

Auto Components 0.70%
Mando Corp.	13,250	2,147

Commercial Banks 1.09%
DGB Financial Group, Inc.*	250,120	3,328

Total South Korea		5,475

Spain 2.89%

Food Products
Ebro Foods SA	248,696	4,761
Viscofan SA	106,119	4,091

Total Spain		8,852

Sweden 3.42%

Commercial Services & Supplies 2.64%
Intrum Justitia AB	299,760	4,726
Loomis AB	231,681	3,380

		8,106

Food & Staples Retailing 0.78%
Axfood AB	65,202	2,377

Total Sweden		10,483

Switzerland 1.54%

Capital Markets 0.51%
EFG International AG*	181,428	1,569

Household Durables 1.03%
Forbo Holding AG Registered
Shares*	5,269	3,162

Total Switzerland		4,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Taiwan 1.41%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries
Co. ADR	764,000	$4,317

United Kingdom 23.92%

Airlines 1.79%
easyJet plc*	781,726	5,499

Beverages 1.48%
Britvic plc	835,105	4,527

Capital Markets 2.30%
3i Group plc	1,195,889	3,479
Jupiter Fund Management plc	994,578	3,567

		7,046

Chemicals 1.34%
Croda International plc	134,474	4,100

Commercial Services & Supplies 1.10%
Regus plc	2,324,993	3,371

Electrical Equipment 0.02%
Ceres Power Holdings plc*	371,701	61

Electronic Equipment, Instruments & Components 0.89%
Premier Farnell plc	837,041	2,728

Hotels, Restaurants & Leisure 0.75%
Sportingbet plc	3,680,119	2,305

Industrial Conglomerates 0.61%
Lonrho plc*	11,376,505	1,882

Insurance 2.59%
Amlin plc	805,140	4,314
Catlin Group Ltd.	567,746	3,627

		7,941

Internet Software & Services 1.03%
Telecity Group plc*	308,437	3,145

Media 1.25%
Aegis Group plc	1,536,980	3,822

Metals & Mining 0.94%
New World Resources plc A
Shares	398,937	2,888

Multi-Line Retail 1.00%
Debenhams plc	2,877,339	3,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Oil, Gas & Consumable Fuels 4.99%
Afren plc*	2,453,069	$4,658
Dragon Oil plc	597,275	4,894
Max Petroleum plc*	7,918,596	1,248
Premier Oil plc*	692,481	4,484

		15,284

Professional Services 1.84%
Intertek Group plc	114,635	3,815
Michael Page International plc	295,064	1,809

		5,624

Total United Kingdom		73,297

Total Common Stocks
(cost $292,872,275)		297,247

PREFERRED STOCK 0.81%

Brazil

Machinery
Marcopolo SA
(cost $2,030,913)	549,358	2,490

Total Investments in Securities 97.80%
(cost $294,903,188)		299,737

Foreign Cash and Other Assets in Excess of
Liabilities(a) 2.20%		6,739

Net Assets 100.00%		$306,476

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2012

Open Forward Foreign Currency Exchange Contracts at January 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Australian dollar	Buy	Goldman Sachs	2/24/2012	11,380,000	$11,429,844	$12,051,769	$621,925
Australian dollar	Buy	Deutsche Bank AG	5/25/2012	1,535,000	1,594,788	1,610,167	15,379
British pound	Buy	Credit Suisse	2/24/2012	185,000	288,283	291,473	3,190
British pound	Buy	Credit Suisse	2/24/2012	3,890,000	6,037,825	6,128,803	90,978
Canadian dollar	Buy	Morgan Stanley	2/24/2012	20,010,000	19,812,469	19,945,548	133,079
Canadian dollar	Buy	Goldman Sachs	4/9/2012	5,290,000	5,213,518	5,267,604	54,086
Canadian dollar	Buy	Goldman Sachs	4/9/2012	3,210,000	3,184,682	3,196,410	11,728
euro	Buy	Morgan Stanley	4/16/2012	1,485,000	1,932,000	1,942,926	10,926
euro	Buy	Morgan Stanley	4/16/2012	475,000	622,473	621,475	(998)
Japanese yen	Buy	JPMorgan Securities, Inc.	4/2/2012	295,000,000	3,838,547	3,873,218	34,671
Japanese yen	Buy	JPMorgan Securities, Inc.	4/2/2012	73,000,000	946,123	958,457	12,334
Japanese yen	Buy	JPMorgan Securities, Inc.	4/2/2012	102,000,000	1,331,089	1,339,215	8,126
Philippine peso	Buy	UBS AG	2/7/2012	32,835,000	754,134	765,320	11,186
South African rand	Buy	Barclays Bank plc	4/16/2012	12,960,000	1,601,135	1,638,950	37,815
South Korean won	Buy	UBS AG	2/7/2012	9,000,000,000	7,538,825	8,008,493	469,668
		PB Financial
Swiss franc	Buy	Services, Inc.	2/24/2012	2,140,000	2,390,527	2,325,513	(65,014)
Swiss franc	Buy	UBS AG	3/16/2012	1,470,000	1,624,130	1,597,999	(26,131)
Swiss franc	Buy	Goldman Sachs	4/2/2012	5,520,000	6,079,898	6,002,545	(77,353)
Swiss franc	Buy	Goldman Sachs	4/10/2012	6,125,000	6,622,552	6,661,398	38,846
Australian dollar	Sell	Goldman Sachs	2/24/2012	610,000	615,258	646,009	(30,751)
Australian dollar	Sell	UBS AG	2/24/2012	850,000	832,966	900,176	(67,210)
Australian dollar	Sell	Goldman Sachs	2/24/2012	745,000	733,497	788,978	(55,481)
Brazilian real	Sell	UBS AG	4/2/2012	15,950,000	8,446,751	9,000,621	(553,870)
British pound	Sell	Credit Suisse	2/24/2012	10,420,000	16,361,484	16,416,998	(55,514)
British pound	Sell	Barclays Bank plc	6/1/2012	3,955,000	6,192,506	6,225,740	(33,234)
euro	Sell	JPMorgan Securities, Inc.	4/16/2012	2,335,000	3,048,903	3,055,038	(6,135)
euro	Sell	Morgan Stanley	4/16/2012	2,625,000	3,357,349	3,434,465	(77,116)
euro	Sell	JPMorgan Securities, Inc.	4/16/2012	1,425,000	1,882,625	1,864,424	18,201
euro	Sell	UBS AG	5/23/2012	1,400,000	1,810,018	1,832,111	(22,093)
Japanese yen	Sell	JPMorgan Securities, Inc.	4/2/2012	235,000,000	3,032,258	3,085,445	(53,187)
Japanese yen	Sell	Morgan Stanley	4/2/2012	235,000,000	3,021,265	3,085,445	(64,180)
Norwegian krone	Sell	Barclays Bank plc	5/23/2012	16,900,000	2,844,064	2,868,197	(24,133)
Philippine peso	Sell	UBS AG	2/7/2012	405,000,000	9,217,114	9,439,763	(222,649)
South African rand	Sell	Barclays Bank plc	4/16/2012	12,960,000	1,539,113	1,638,950	(99,837)
Swiss franc	Sell	PB Financial Services, Inc.	2/24/2012	1,000,000	1,088,175	1,086,689	1,486

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$38,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - LARGE CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.55%

Aerospace & Defense 1.56%

Honeywell International, Inc.	4,970	$289
Raytheon Co.	1,460	70
United Technologies Corp.	3,960	310

Total		669

Automobiles 1.15%

Ford Motor Co.	39,500	491

Beverages 0.92%

Coca-Cola Co. (The)	2,580	174
PepsiCo, Inc.	3,370	222

Total		396

Biotechnology 0.10%

Amgen, Inc.	640	43

Capital Markets 3.78%

Bank of New York Mellon Corp. (The)	1,934	39
Goldman Sachs Group, Inc. (The)	8,090	902
Morgan Stanley	18,120	338
State Street Corp.	1,490	58
T. Rowe Price Group, Inc.	4,870	282

Total		1,619

Chemicals 3.00%

Agrium, Inc. (Canada)(a)	1,280	103
Dow Chemical Co. (The)	19,340	648
Monsanto Co.	3,440	282
Mosaic Co. (The)	2,150	120
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	2,820	132

Total		1,285

Commercial Banks 7.10%

BB&T Corp.	2,590	71
Comerica, Inc.	7,400	205
Fifth Third Bancorp	25,310	329
PNC Financial Services Group, Inc. (The)	9,450	557
Regions Financial Corp.	28,020	146
SunTrust Banks, Inc.	16,880	347
Wells Fargo & Co.	47,560	1,389

Total		3,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - LARGE CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Communications Equipment 1.20%

Cisco Systems, Inc.	26,280	$516

Computers & Peripherals 1.89%

Dell, Inc.*	14,200	245
EMC Corp.*	10,290	265
Hewlett-Packard Co.	10,690	299

Total		809

Consumer Finance 1.44%

Capital One Financial Corp.	13,460	616

Diversified Financial Services 4.54%

Bank of America Corp.	35,079	250
Citigroup, Inc.	12,309	378
JPMorgan Chase & Co.	35,290	1,317

Total		1,945

Diversified Telecommunication Services 4.31%

AT&T, Inc.	32,523	956
CenturyLink, Inc.	11,980	444
Verizon Communications, Inc.	11,840	446

Total		1,846

Electric: Utilities 2.23%

Duke Energy Corp.	12,440	265
NextEra Energy, Inc.	3,220	193
Progress Energy, Inc.	1,510	82
Southern Co. (The)	9,090	414

Total		954

Electronic Equipment, Instruments & Components 1.20%

Arrow Electronics, Inc.*	3,120	129
Avnet, Inc.*	5,260	183
Corning, Inc.	15,630	201

Total		513

Energy Equipment & Services 1.43%

Cameron International Corp.*	1,120	60
Halliburton Co.	4,820	177
Schlumberger Ltd.	5,029	378

Total		615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - LARGE CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Food & Staples Retailing 1.34%

CVS Caremark Corp.	13,780	$575

Food Products 0.58%

General Mills, Inc.	2,450	98
Kraft Foods, Inc. Class A	3,915	150

Total		248

Health Care Equipment & Supplies 0.78%

Baxter International, Inc.	6,030	335

Health Care Providers & Services 2.76%

AmerisourceBergen Corp.	1,340	52
CIGNA Corp.	1,820	82
McKesson Corp.	2,230	182
UnitedHealth Group, Inc.	14,250	738
WellPoint, Inc.	2,000	129

Total		1,183

Hotels, Restaurants & Leisure 1.84%

Carnival Corp.	9,970	301
Marriott International, Inc. Class A	9,549	329
Starwood Hotels & Resorts Worldwide, Inc.	2,900	157

Total		787

Household Products 2.35%

Colgate-Palmolive Co.	4,530	411
Procter & Gamble Co. (The)	9,490	598

Total		1,009

Industrial Conglomerates 2.06%

General Electric Co.	47,140	882

Insurance 3.62%

Berkshire Hathaway, Inc. Class B*	3,040	238
Chubb Corp. (The)	3,330	224
Marsh & McLennan Cos., Inc.	4,650	147
MetLife, Inc.	7,460	264
Prudential Financial, Inc.	7,220	413
Travelers Cos., Inc. (The)	4,580	267

Total		1,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - LARGE CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Life Sciences Tools & Services 0.79%

Thermo Fisher Scientific, Inc.*	6,410	$339

Machinery 2.21%

Caterpillar, Inc.	2,450	267
Eaton Corp.	8,804	432
Joy Global, Inc.	2,090	189
Parker Hannifin Corp.	740	60

Total		948

Media 7.17%

Comcast Corp. Class A	21,270	566
News Corp. Class A	24,660	464
Omnicom Group, Inc.	8,040	367
Time Warner Cable, Inc.	5,873	433
Time Warner, Inc.	12,340	457
Walt Disney Co. (The)	20,160	784

Total		3,071

Metals & Mining 2.74%

Barrick Gold Corp. (Canada)(a)	4,570	225
Cliffs Natural Resources, Inc.	5,140	371
Freeport-McMoRan Copper & Gold, Inc.	8,260	382
Nucor Corp.	530	23
United States Steel Corp.	5,750	174

Total		1,175

Multi-Line Retail 0.66%

Kohl’s Corp.	840	38
Target Corp.	4,800	244

Total		282

Multi-Utilities 0.25%

PG&E Corp.	2,670	109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - LARGE CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels 13.94%

Anadarko Petroleum Corp.	5,980	$483
Apache Corp.	3,430	339
Canadian Natural Resources Ltd. (Canada)(a)	610	24
Cenovus Energy, Inc. (Canada)(a)	1,690	62
Chevron Corp.	14,130	1,456
ConocoPhillips	4,730	323
Devon Energy Corp.	2,500	159
El Paso Corp.	16,710	449
EOG Resources, Inc.	1,000	106
Exxon Mobil Corp.	7,521	630
Hess Corp.	8,180	460
Occidental Petroleum Corp.	6,280	627
Range Resources Corp.	2,490	143
Southwestern Energy Co.*	3,650	114
Suncor Energy, Inc. (Canada)(a)	10,010	345
Valero Energy Corp.	10,580	254

Total		5,974

Paper & Forest Products 0.48%

International Paper Co.	6,640	207

Pharmaceuticals 7.77%

Bristol-Myers Squibb Co.	11,940	385
Eli Lilly & Co.	4,180	166
Johnson & Johnson	11,590	764
Merck & Co., Inc.	11,870	454
Pfizer, Inc.	61,110	1,308
Teva Pharmaceutical Industries Ltd. ADR	5,560	251

Total		3,328

Real Estate Investment Trusts 0.90%

Host Hotels & Resorts, Inc.	23,458	385

Road & Rail 2.87%

CSX Corp.	4,280	97
Hertz Global Holdings, Inc.*	54,170	737
Union Pacific Corp.	3,450	394

Total		1,228

Semiconductors & Semiconductor Equipment 2.03%

Intel Corp.	16,680	441
Micron Technology, Inc.*	16,400	124
Texas Instruments, Inc.	9,490	307

Total		872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - LARGE CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Software 2.02%

Adobe Systems, Inc.*	9,840	$304
Microsoft Corp.	13,430	397
Oracle Corp.	5,880	166

Total		867

Specialty Retail 0.76%

Home Depot, Inc. (The)	7,320	325

Tobacco 1.78%

Altria Group, Inc.	11,850	336
Philip Morris International, Inc.	5,720	428

Total		764

Total Common Stocks (cost $36,180,386)		41,807

	Principal Amount (000)

SHORT-TERM INVESTMENT 7.21%

Repurchase Agreement

Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $2,995,000 of Federal Home Loan Mortgage Corp. at 5.50% due 8/20/2012; value: $3,155,981; proceeds: $3,091,397 (cost $3,091,396)	$3,091	3,091

Total Investments in Securities 104.76% (cost $39,271,782)		44,898

Liabilities in Excess of Other Assets (4.76)%		(2,039)

Net Assets 100.00%		$42,859

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 98.00%

COMMON STOCKS 98.00%

Biotechnology 1.92%

Amarin Corp. plc ADR*	75,028	$612
Genomic Health, Inc.*	54,788	1,521

Total		2,133

Capital Markets 1.05%

Financial Engines, Inc.*	48,658	1,165

Chemicals 1.32%

Koppers Holdings, Inc.	38,729	1,471

Commercial Banks 1.46%

Home BancShares, Inc.	62,359	1,625

Communications Equipment 2.56%

Oplink Communications, Inc.*	96,418	1,806
ShoreTel, Inc.*	159,618	1,045

Total		2,851

Computers & Peripherals 0.92%

Mitek Systems, Inc.*	116,600	1,021

Construction & Engineering 1.41%

MYR Group, Inc.*	78,682	1,572

Diversified Financial Services 0.77%

MarketAxess Holdings, Inc.	27,633	858

Electrical Equipment 3.36%

Capstone Turbine Corp.*	1,233,361	1,468
Thermon Group Holdings, Inc.*	129,113	2,262

Total		3,730

Electronic Equipment, Instruments & Components 5.51%

FARO Technologies, Inc.*	55,115	2,992
Maxwell Technologies, Inc.*	118,202	2,418
NeoPhotonics Corp.*	130,362	717

Total		6,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2012

Investments	Shares	Fair Value (000)

Energy Equipment & Services 1.24%

Global Geophysical Services, Inc.*	146,346	$1,319
RigNet, Inc.*	3,400	59

Total		1,378

Health Care Equipment & Supplies 7.90%

DexCom, Inc.*	95,904	1,052
Endologix, Inc.*	192,504	2,499
Insulet Corp.*	30,077	586
Merit Medical Systems, Inc.*	57,351	809
NxStage Medical, Inc.*	43,652	783
OraSure Technologies, Inc.*	128,802	1,433
STAAR Surgical Co.*	122,400	1,333
ZELTIQ Aesthetics, Inc.*	23,900	287

Total		8,782

Health Care Providers & Services 2.18%

Epocrates, Inc.*	65,933	639
MModal, Inc.*	88,541	926
MWI Veterinary Supply, Inc.*	10,867	853

Total		2,418

Health Care Technology 1.49%

HealthStream, Inc.*	62,034	1,153
Transcend Services, Inc.*	20,505	509

Total		1,662

Hotels, Restaurants & Leisure 4.22%

Bravo Brio Restaurant Group, Inc.*	62,343	1,200
Caribou Coffee Co., Inc.*	113,247	1,921
Peet’s Coffee & Tea, Inc.*	25,890	1,574

Total		4,695

Household Durables 2.35%

iRobot Corp.*	52,871	1,747
SodaStream International Ltd. (Israel)*(a)	22,517	860

Total		2,607

Information Technology Services 1.62%

Echo Global Logistics, Inc.*	62,462	1,047
ServiceSource International, Inc.*	44,260	749

Total		1,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2012

Investments	Shares	Fair Value (000)

Internet Software & Services 13.05%

Angie’s List, Inc.*	65,667	$969
Carbonite, Inc.*	72,700	726
comScore, Inc.*	98,709	2,186
Constant Contact, Inc.*	31,455	786
Cornerstone OnDemand, Inc.*	104,934	1,914
Liquidity Services, Inc.*	64,198	2,215
LivePerson, Inc.*	119,233	1,431
NIC, Inc.	101,232	1,266
Responsys, Inc.*	140,722	1,651
Vocus, Inc.*	59,257	1,361

Total		14,505

Leisure Equipment & Products 0.84%

Shuffle Master, Inc.*	73,000	934

Life Sciences Tools & Services 1.40%

Fluidigm Corp.*	104,290	1,551

Machinery 6.26%

Allot Communications Ltd. (Israel)*(a)	99,056	1,561
Dynamic Materials Corp.	73,590	1,626
RBC Bearings, Inc.*	37,080	1,679
Sun Hydraulics Corp.	49,475	1,390
Westport Innovations, Inc. (Canada)*(a)	16,918	704

Total		6,960

Metals & Mining 1.06%

Materion Corp.*	39,951	1,175

Oil, Gas & Consumable Fuels 1.15%

Kodiak Oil & Gas Corp.*	58,116	527
Magnum Hunter Resources Corp.*	127,731	753

Total		1,280

Personal Products 0.92%

Inter Parfums, Inc.	61,254	1,023

Pharmaceuticals 4.05%

Akorn, Inc.*	217,749	2,496
Optimer Pharmaceuticals, Inc.*	85,355	1,107
Sagent Pharmaceuticals, Inc.*	40,348	896

Total		4,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2012

Investments	Shares	Fair Value (000)

Real Estate Management & Development 0.82%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	17,078	$914

Road & Rail 0.85%

Zipcar, Inc.*	59,431	943

Semiconductors & Semiconductor Equipment 7.80%

CEVA, Inc.*	21,121	571
Inphi Corp.*	136,228	1,998
Intermolecular, Inc.*	28,900	243
MaxLinear, Inc. Class A*	91,390	546
RDA Microelectronics, Inc. ADR*	199,113	2,618
Volterra Semiconductor Corp.*	89,280	2,694

Total		8,670

Software 8.28%

Convio, Inc.*	154,435	2,460
Guidewire Software, Inc.*	346	6
Imperva, Inc.*	39,965	1,318
Jive Software, Inc.*	1,700	25
NetQin Mobile, Inc. ADR*	252,894	1,783
Sourcefire, Inc.*	48,372	1,501
Synchronoss Technologies, Inc.*	25,167	841
Velti plc (Ireland)*(a)	145,630	1,274

Total		9,208

Specialty Retail 8.23%

Body Central Corp.*	111,767	3,004
Francesca’s Holdings Corp.*	63,257	1,403
Hibbett Sports, Inc.*	22,789	1,092
Lumber Liquidators Holdings, Inc.*	12,869	275
Select Comfort Corp.*	43,715	1,096
Zumiez, Inc.*	79,723	2,277

Total		9,147

Thrifts & Mortgage Finance 0.56%

First PacTrust Bancorp, Inc.	51,400	623

Trading Companies & Distributors 1.45%

Rush Enterprises, Inc. Class A*	69,970	1,610

Total Common Stocks (cost $93,187,810)		108,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2012

Investments	Shares	Fair Value (000)

WARRANT 0.00%

Oil, Gas & Consumable Fuels Magnum Hunter Resources Corp.*(b) (cost $0)	13,683	$—	(c)

Total Long-Term Investments (cost $93,187,810)		108,933

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.29%

Repurchase Agreement

Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $1,390,000 of Federal Home Loan Mortgage Corp. at 5.50% due 8/20/2012; value: $1,464,713; proceeds: $1,433,378 (cost $1,433,378)	$1,433	1,433

Total Investments in Securities 99.29% (cost $94,621,188)		110,366

Other Assets in Excess of Liabilities 0.71%		787

Net Assets 100.00%		$111,153

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $10.50 and expiration date of 10/14/2013.
(c)	Valued at zero as of January 31, 2012.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.44%

Aerospace & Defense 0.71%

CPI Aerostructures, Inc.*	66,900	$939

Auto Components 2.45%

Drew Industries, Inc.*	75,800	1,969
Modine Manufacturing Co.*	113,992	1,247

Total		3,216

Automobiles 2.14%

Dorman Products, Inc.*	64,800	2,813

Chemicals 7.43%

Balchem Corp.	24,400	923
KMG Chemicals, Inc.	114,048	2,100
LSB Industries, Inc.*	58,600	2,054
Quaker Chemical Corp.	43,900	1,945
TPC Group, Inc.*	83,700	2,749

Total		9,771

Commercial Banks 10.45%

Bank of Marin Bancorp	35,400	1,372
Bryn Mawr Bank Corp.	67,382	1,355
MidSouth Bancorp, Inc.	130,200	1,699
Northrim BanCorp, Inc.	67,874	1,364
Sandy Spring Bancorp, Inc.	98,000	1,789
SCBT Financial Corp.	40,860	1,264
Southern National Bancorp of Virginia, Inc.*	121,000	756
Sterling Bancorp	221,400	2,114
Washington Banking Co.	153,301	2,030

Total		13,743

Commercial Services & Supplies 10.36%

CDI Corp.	76,000	1,138
McGrath RentCorp	88,300	2,811
Mobile Mini, Inc.*	118,400	2,463
Multi-Color Corp.	147,686	3,384
Team, Inc.*	77,200	2,253
TMS International Corp. Class A*	148,300	1,575

Total		13,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Communications Equipment 1.79%

Anaren, Inc.*	22,100	$385
Bel Fuse, Inc. Class B	97,500	1,974

Total		2,359

Computers & Peripherals 0.83%

Electronics for Imaging, Inc.*	63,659	1,092

Construction & Engineering 1.23%

MYR Group, Inc.*	80,800	1,614

Diversified Financial Services 1.53%

Marlin Business Services Corp.	140,568	2,012

Electrical Equipment 2.95%

AZZ, Inc.	18,000	884
Powell Industries, Inc.*	28,900	1,000
Thermon Group Holdings, Inc.*	113,500	1,988

Total		3,872

Electronic Equipment, Instruments & Components 4.05%

CTS Corp.	223,925	2,253
Measurement Specialties, Inc.*	15,054	489
Mercury Computer Systems, Inc.*	61,700	826
Methode Electronics, Inc.	177,300	1,761

Total		5,329

Energy Equipment & Services 1.07%

Tesco Corp.*	100,900	1,401

Food & Staples Retailing 3.12%

Chefs’ Warehouse, Inc. (The)*	117,613	2,485
Nash Finch Co.	55,400	1,618

Total		4,103

Food Products 1.84%

Overhill Farms, Inc.*	594,457	2,425

Gas Utilities 0.98%

Chesapeake Utilities Corp.	29,900	1,286

See Notes to Schedule of Investments.

Schedule of Investments(unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 3.61%

ICU Medical, Inc.*	55,700	$2,588
Merit Medical Systems, Inc.*	122,425	1,728
SurModics, Inc.*	29,615	427

Total		4,743

Health Care Providers & Services 1.67%

CorVel Corp.*	16,820	819
U.S. Physical Therapy, Inc.	67,400	1,375

Total		2,194

Health Care Technology 0.72%

Transcend Services, Inc.*	38,324	951

Hotels, Restaurants & Leisure 0.84%

Marcus Corp. (The)	91,232	1,105

Insurance 1.42%

Donegal Group, Inc. Class A	122,008	1,862

Machinery 5.04%

Commercial Vehicle Group, Inc.*	131,228	1,641
Dynamic Materials Corp.	70,000	1,547
Kadant, Inc.*	75,709	1,837
RBC Bearings, Inc.*	35,220	1,595

Total		6,620

Metals & Mining 1.37%

Universal Stainless & Alloy Products, Inc.*	45,331	1,801

Paper & Forest Products 1.72%

Neenah Paper, Inc.	95,275	2,265

Personal Products 0.54%

Medifast, Inc.*	43,200	712

Professional Services 2.53%

CRA International, Inc.*	73,600	1,591
Exponent, Inc.*	35,539	1,736

Total		3,327

See Notes to Schedule of Investments.

Schedule of Investments(unaudited)(continued)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2012

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 1.50%

Summit Hotel Properties, Inc.	210,900	$1,972

Road & Rail 3.99%

Celadon Group, Inc.	116,500	1,742
Marten Transport Ltd.	98,103	2,143
Roadrunner Transportation Systems, Inc.*	90,500	1,361

Total		5,246

Semiconductors & Semiconductor Equipment 4.36%

AXT, Inc.*	294,019	1,505
FormFactor, Inc.*	144,300	743
Lattice Semiconductor Corp.*	283,700	1,929
Pericom Semiconductor Corp.*	193,927	1,552

Total		5,729

Specialty Retail 4.96%

America’s Car-Mart, Inc.*	41,950	1,592
Asbury Automotive Group, Inc.*	83,000	1,901
Pier 1 Imports, Inc.*	76,655	1,192
Shoe Carnival, Inc.*	72,400	1,831

Total		6,516

Thrifts & Mortgage Finance 3.10%

First PacTrust Bancorp, Inc.	164,217	1,990
Territorial Bancorp, Inc.	100,800	2,085

Total		4,075

Trading Companies & Distributors 6.40%

Essex Rental Corp.*	366,584	1,037
H&E Equipment Services, Inc.*	138,700	2,357
Rush Enterprises, Inc. Class A*	111,139	2,557
SeaCube Container Leasing Ltd.	159,300	2,460

Total		8,411

Transportation Infrastructure 1.46%

CAI International, Inc.*	110,200	1,920

Water Utilities 1.28%

Connecticut Water Service, Inc.	55,500	1,686

Total Common Stocks (cost $111,561,961)		130,734

See Notes to Schedule of Investments.

Schedule of Investments(unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.76%

Repurchase Agreement

Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $2,370,000 of Federal Home Mortgage Corp. at 0.063% due 8/10/2012; value: $2,368,482; proceeds: $2,317,244 (cost $2,317,243)	$2,317	$2,317

Total Investments in Securities 101.20% (cost $113,879,204)		133,051

Liabilities in Excess of Other Assets (1.20)%		(1,582)

Net Assets 100.00%		$131,469

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 95.50%

Aerospace & Defense 0.72%

Hexcel Corp.*	611,736	$15,336

Air Freight & Logistics 1.43%

Atlas Air Worldwide Holdings, Inc.*	641,501	30,558

Auto Components 0.88%

Gentex Corp.	701,654	18,853

Beverages 1.78%

Beam, Inc.	725,583	37,955

Building Products 1.94%

Crane Co.	566,100	27,173
Fortune Brands Home & Security, Inc.*	764,204	14,191

Total		41,364

Capital Markets 2.53%

Lazard Ltd. Class A	910,900	26,161
LPL Investment Holdings, Inc.*	226,952	7,455
Raymond James Financial, Inc.	586,900	20,542

Total		54,158

Chemicals 5.02%

Albemarle Corp.	492,320	31,661
Celanese Corp. Series A	688,300	33,527
Chemtura Corp.*	1,066,600	14,986
Eastman Chemical Co.	536,400	26,992

Total		107,166

Commercial Banks 8.20%

BOK Financial Corp.	536,400	29,878
Comerica, Inc.	1,270,576	35,157
Commerce Bancshares, Inc.	617,281	23,963
Cullen/Frost Bankers, Inc.	315,169	17,545
East West Bancorp, Inc.	870,314	19,112
Hancock Holding Co.	768,500	25,514
Signature Bank*	411,511	23,929

Total		175,098

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2012

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 3.36%

Dun & Bradstreet Corp. (The)	219,200	$18,152
Tetra Tech, Inc.*	1,115,900	25,811
Waste Connections, Inc.	861,600	27,838

Total		71,801

Computers & Peripherals 0.24%

Synaptics, Inc.*	135,188	5,179

Construction & Engineering 3.18%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	815,600	34,728
Jacobs Engineering Group, Inc.*	741,700	33,199

Total		67,927

Containers & Packaging 1.86%

Rock-Tenn Co. Class A	329,500	20,383
Temple-Inland, Inc.	606,183	19,331

Total		39,714

Electric: Utilities 2.71%

Cleco Corp.	261,900	10,413
ITC Holdings Corp.	279,200	20,580
NV Energy, Inc.	1,655,500	26,819

Total		57,812

Electrical Equipment 0.85%

EnerSys*	624,621	18,101

Electronic Equipment, Instruments & Components 2.15%

Amphenol Corp. Class A	404,100	21,995
ScanSource, Inc.*	637,800	23,962

Total		45,957

Energy Equipment & Services 4.31%

GulfMark Offshore, Inc. Class A*	467,800	21,388
Helix Energy Solutions Group, Inc.*	955,600	15,720
Key Energy Services, Inc.*	1,755,183	25,415
Rowan Cos., Inc.*	163,700	5,567
Superior Energy Services, Inc.*	844,700	24,082

Total		92,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2012

Investments	Shares	Fair Value (000)

Food Products 1.70%

Bunge Ltd.	389,400	$22,301
Ralcorp Holdings, Inc.*	161,200	14,097

Total		36,398

Health Care Equipment & Supplies 0.77%

CareFusion Corp.*	682,900	16,355

Health Care Providers & Services 3.67%

Coventry Health Care, Inc.*	417,594	12,557
DaVita, Inc.*	392,100	32,078
McKesson Corp.	128,700	10,517
Mednax, Inc.*	327,400	23,318

Total		78,470

Hotels, Restaurants & Leisure 1.63%

Darden Restaurants, Inc.	513,200	23,541
Hyatt Hotels Corp. Class A*	267,300	11,392

Total		34,933

Household Durables 0.65%

Mohawk Industries, Inc.*	226,600	13,859

Information Technology Services 9.17%

Alliance Data Systems Corp.*	328,800	36,431
Amdocs Ltd.*	1,029,098	30,297
Fiserv, Inc.*	461,059	28,996
FleetCor Technologies, Inc.*	581,367	19,761
Global Payments, Inc.	995,622	49,801
Sapient Corp.	2,373,427	30,617

Total		195,903

Insurance 4.21%

Alterra Capital Holdings Ltd.	1,534,643	37,092
Arch Capital Group Ltd.*	874,406	31,522
PartnerRe Ltd.	327,200	21,406

Total		90,020

Life Sciences Tools & Services 1.05%

PerkinElmer, Inc.	935,500	22,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2012

Investments	Shares	Fair Value (000)

Machinery 3.08%

SPX Corp.	400,900	$27,915
Timken Co. (The)	414,300	20,230
Trinity Industries, Inc.	564,360	17,755

Total		65,900

Marine 0.78%

Kirby Corp.*	249,838	16,682

Media 2.39%

Interpublic Group of Cos., Inc. (The)	3,430,100	35,433
John Wiley & Sons, Inc. Class A	343,200	15,578

Total		51,011

Metals & Mining 4.64%

Allegheny Technologies, Inc.	411,800	18,692
Carpenter Technology Corp.	521,676	27,377
IAMGOLD Corp. (Canada)(a)	1,043,400	17,466
Reliance Steel & Aluminum Co.	667,700	35,522

Total		99,057

Multi-Utilities 2.29%

CMS Energy Corp.	1,217,900	26,587
Wisconsin Energy Corp.	657,199	22,345

Total		48,932

Oil, Gas & Consumable Fuels 2.32%

EQT Corp.	448,200	22,643
Range Resources Corp.	469,500	27,006

Total		49,649

Paper & Forest Products 0.98%

Schweitzer-Mauduit
International, Inc.	302,700	21,047

Pharmaceuticals 1.09%

Watson Pharmaceuticals, Inc.*	397,800	23,323

Real Estate Investment Trusts 1.27%

American Campus Communities, Inc.	389,401	16,666
Host Hotels & Resorts, Inc.	641,499	10,534

Total		27,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2012

Investments	Shares	Fair Value (000)

Road & Rail 3.36%

Genesee & Wyoming, Inc. Class A*	270,500	$16,798
Heartland Express, Inc.	366,029	5,424
Kansas City Southern*	326,000	22,377
Werner Enterprises, Inc.	1,042,400	27,238

Total		71,837

Semiconductors & Semiconductor Equipment 3.07%

Cypress Semiconductor Corp.*	876,100	15,064
Lam Research Corp.*	574,000	24,447
Silicon Laboratories, Inc.*	593,900	26,037

Total		65,548

Software 1.77%

Nuance Communications, Inc.*	1,323,785	37,754

Specialty Retail 1.84%

Express, Inc.*	674,899	14,605
Men’s Wearhouse, Inc. (The)	546,239	18,840
Penske Automotive Group, Inc.	260,600	5,832

Total		39,277

Textiles, Apparel & Luxury Goods 1.55%

PVH Corp.	363,600	28,066
Quiksilver, Inc.*	1,114,121	4,969

Total		33,035

Trading Companies & Distributors 1.06%

TAL International Group, Inc.	681,596	22,704

Total Common Stocks (cost $1,775,783,517)		2,040,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 4.54%

Repurchase Agreement

Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $98,860,000 of Federal Home Loan Mortgage Corp. at 0.05% due 7/30/2012; value: $98,810,570 proceeds: $96,869,241 (cost $96,869,214)	$96,869	$96,869

Total Investments in Securities 100.04% (cost $1,872,652,731)		2,137,347

Liabilities in Excess of Other Assets (0.04)%		(757)

Net Assets 100.00%		$2,136,590

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following ten funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. Each of International Dividend Income Fund’s and Large Cap Value Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)

Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of January 31, 2012, each Fund had open forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(continued)

(e)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)

When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing each Fund’s investments carried at fair value:

	Alpha Strategy Fund				Fundamental Equity Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$—	$—	$—	$—	$4,706,347	$—	$—	$4,706,347
Investments in Underlying Funds	910,913	—	—	910,913	—	—	—	—
Repurchase Agreement	—	526	—	526	—	181,231	—	181,231

Total	$910,913	$526	$—	$911,439	$4,706,347	$181,231	$—	$4,887,578

Notes to Schedule of Investments (unaudited)(continued)

	Growth Leaders Fund				International Core Equity Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)		Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$14,920	$—	$—	$14,920	$721,982		$—	$—	$721,982
Preferred Stock	—	—	—	—	5,680		—	—	5,680
Repurchase Agreement	—	574	—	574	—		13,753	—	13,753

Total	$14,920	$574	$—	$15,494	$727,662		$13,753	$—	$741,415

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—	$—		$3,407	$—	$3,407
Liabilities	—	—	—	—	—		(3,918)	—	(3,918)

Total	$—	$—	$—	$—	$—		$(511)	$—	$(511)

	International Dividend Income Fund				International Opportunities Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)		Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$1,153,114	$—	$—	$1,153,114	$297,247		$—	$—	$297,247
Preferred Stock	27,911	—	—	27,911	2,490		—	—	2,490
Repurchase Agreement	—	50,273	—	50,273	—		—	—	—

Total	$1,181,025	$50,273	$—	$1,231,298	$299,737		$—	$—	$299,737

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,744	$—	$3,744	$—		$1,574	$—	$1,574
Liabilities	—	(5,733)	—	(5,733)	—		(1,535)	—	(1,535)

Total	$—	$(1,989)	$—	$(1,989)	$—		$39	$—	$39

	Large Cap Value Fund				Micro Cap Growth Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)		Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$41,807	$—	$—	$41,807	$108,933		$—	$—	$108,933
Warrant	—	—	—	—	—	(1)		—	— (1)
Repurchase Agreement	—	3,091	—	3,091	—		1,433	—	1,433

Total	$41,807	$3,091	$—	$44,898	$108,933		$1,433	$—	$110,366

	Micro Cap Value Fund				Value Opportunities Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)		Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$130,734	$—	$—	$130,734	$2,040,478		$—	$—	$2,040,478
Repurchase Agreement	—	2,317	—	2,317	—		96,869	—	96,869

Total	$130,734	$2,317	$—	$133,051	$2,040,478		$96,869	$—	$2,137,347

*	See Schedule of Investments for fair values in each industry.

(1)	Fair valued at zero as of January 31, 2012.

As of October 31, 2011, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund utilized adjusted valuations of foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. As of January 31, 2012, each Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign securities. Accordingly, the valuations of substantially all foreign securities as of January 31, 2012 were categorized as Level 1 inputs. During the period ended January 31, 2012, substantially all foreign securities held by each Fund that were classified as Level 2 as of October 31, 2011 that remain on the portfolio as of January 31, 2012 were transferred from Level 2 to Level 1.

Notes to Schedule of Investments (unaudited)(continued)

(h)	Disclosures about Derivative Instruments and Hedging Activities-

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended January 31, 2012 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

As of January 31, 2012, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following forward foreign currency exchange contracts:

	Asset Derivatives	Liability Derivatives

International Core Equity Fund	$3,406,789	$(3,917,650)
International Dividend Income Fund	3,744,394	(5,733,777)
International Opportunities Fund	1,573,624	(1,534,886)

3. FEDERAL TAX INFORMATION

As of January 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund

Tax cost	$834,975,869	$4,359,642,450	$15,695,869

Gross unrealized gain	78,886,911	580,134,072	617,462
Gross unrealized loss	(2,424,118)	(52,198,078)	(819,307)

Net unrealized security gain (loss)	$76,462,793	$527,935,994	$(201,845)

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund

Tax cost	$722,312,270	$1,219,482,974	$295,610,105

Gross unrealized gain	53,453,957	44,543,111	26,782,047
Gross unrealized loss	(34,351,385)	(32,728,204)	(22,655,325)

Net unrealized security gain	$19,102,572	$11,814,907	$4,126,722

	Large Cap Value Fund	Micro Cap Growth Fund	Micro Cap Value Fund

Tax cost	$40,547,591	$95,458,857	$113,965,614

Gross unrealized gain	5,337,972	21,034,896	23,673,332
Gross unrealized loss	(987,267)	(6,127,798)	(4,587,772)

Net unrealized security gain	$4,350,705	$14,907,098	$19,085,560

Notes to Schedule of Investments (unaudited)(concluded)

Value Opportunities Fund

Tax cost	$1,874,464,440

Gross unrealized gain	282,837,896
Gross unrealized loss	(19,955,350)

Net unrealized security gain	$262,882,546

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Alpha Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended January 31, 2012:

Affiliated Issuer	Balance of Shares Held at 10/31/2011	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2012	Value at 1/31/2012	Net Realized Gain (loss) 11/1/2011 to 1/31/2012		Dividend Income 11/1/2011 to 1/31/2012

Lord Abbett Developing Growth Fund, Inc. - Class I	7,815,831	479,603	(178,560)	8,116,874	$178,084,223	$10,829,774	(a)	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	13,700,286	533,137	—	14,233,423	176,636,786	—		1,835,421
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,359,440	1,000,253	(299,135)	6,060,558	93,150,771	13,069,690	(b)	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,703,927	—	(84,982)	3,618,945	93,984,007	(265,390)		—
Lord Abbett Equity Trust - Small-Cap Blend Fund - Class I	5,798,678	—	(114,141)	5,684,537	93,340,097	(485,614)		—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	5,789,070	—	(398,679)	5,390,391	184,243,577	7,160,204		—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	5,872,414	22,513	(195,671)	5,699,256	91,473,062	521,957	(c)	—

					$910,912,523	$30,830,621		$1,835,421

(a) Includes $9,803,096 of distributed capital gains.
(b) Includes $13,193,334 of distributed capital gains.
(c) Includes $328,019 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2012, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments

Lord Abbett Developing Growth Fund, Inc. - Class I	19.55%
Lord Abbett Securities Trust - Lord Abbett International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Lord Abbett Micro-Cap Growth Fund - Class I	10.23%
Lord Abbett Securities Trust - Lord Abbett Micro-Cap Value Fund - Class I	10.32%
Lord Abbett Equity Trust - Lord Abbett Small-Cap Blend Fund - Class I	10.25%
Lord Abbett Research Fund, Inc. - Lord Abbett Small-Cap Value Fund - Class I	20.22%
Lord Abbett Securities Trust - Lord Abbett Value Opportunities Fund - Class I	10.04%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2012, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments

Synchronoss Technologies, Inc.	1.78%
Bankrate, Inc.	1.74%
Kodiak Oil & Gas Corp.	1.63%
Financial Engines, Inc.	1.62%
Endologix, Inc.	1.53%
BE Aerospace, Inc.	1.50%
Westport Innovations, Inc.	1.50%
FARO Technologies, Inc.	1.49%
Clean Harbors, Inc.	1.49%
Concur Technologies, Inc.	1.46%

Holdings by Sector*	% of Investments

Consumer Discretionary	12.77%
Consumer Staples	1.08%
Energy	4.89%
Financials	10.15%
Health Care	19.78%
Industrials	14.60%
Information Technology	32.06%
Materials	1.99%
Short-Term Investment	2.68%

Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments

FP Corp.	2.17%
easyJet plc	1.83%
Gemalto NV	1.71%
Gerresheimer AG	1.64%
Dragon Oil plc	1.63%
Ebro Foods SA	1.59%
Park24 Co., Ltd.	1.58%
Intrum Justitia AB	1.58%
Afren plc	1.55%
Elia System Operator SA	1.54%

Holdings by Sector*	% of Investments

Consumer Discretionary	15.81%
Consumer Staples	10.87%
Energy	8.52%
Financials	14.75%
Health Care	3.79%
Industrials	23.03%
Information Technology	12.76%
Materials	8.12%
Telecommunication Services	0.81%
Utilities	1.54%

Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Micro Cap Growth Fund

Ten Largest Holdings	% of Investments

Body Central Corp.	2.72%
FARO Technologies, Inc.	2.71%
Volterra Semiconductor Corp.	2.44%
RDA Microelectronics, Inc. ADR	2.37%
Endologix, Inc.	2.26%
Akorn, Inc.	2.26%
Convio, Inc.	2.23%
Maxwell Technologies, Inc.	2.19%
Zumiez, Inc.	2.06%
Thermon Group Holdings, Inc.	2.05%

Holdings by Sector*	% of Investments

Consumer Discretionary	15.75%
Consumer Staples	0.92%
Energy	2.41%
Financials	4.70%
Health Care	19.07%
Industrials	13.42%
Information Technology	40.03%
Materials	2.40%
Short-Term Investment	1.30%

Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Micro Cap Value Fund

Ten Largest Holdings	% of Investments

Multi-Color Corp.	2.54%
Dorman Products, Inc.	2.11%
McGrath RentCorp	2.11%
TPC Group, Inc.	2.07%
ICU Medical, Inc.	1.95%
Rush Enterprises, Inc. Class A	1.92%
Chefs’ Warehouse, Inc. (The)	1.87%
Mobile Mini, Inc.	1.85%
SeaCube Container Leasing Ltd.	1.85%
Overhill Farms, Inc.	1.82%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.26%
Consumer Staples	5.44%
Energy	1.05%
Financials	17.79%
Health Care	5.93%
Industrials	34.25%
Information Technology	10.91%
Materials	10.40%
Utilities	2.23%
Short-Term Investment	1.74%

Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Small Cap Blend Fund

Ten Largest Holdings	% of Investments

Triumph Group, Inc.	1.97%
World Fuel Services Corp.	1.88%
Semtech Corp.	1.86%
Middleby Corp. (The)	1.81%
Jones Lang LaSalle, Inc.	1.76%
Cardtronics, Inc.	1.68%
Polycom, Inc.	1.63%
Stifel Financial Corp.	1.58%
A. O. Smith Corp.	1.57%
ScanSource, Inc.	1.53%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.31%
Consumer Staples	6.02%
Energy	9.36%
Financials	19.49%
Health Care	10.18%
Industrials	16.32%
Information Technology	16.55%
Materials	6.40%
Short-Term Investment	5.37%

Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. - Small Cap Value Fund

Ten Largest Holdings	% of Investments

Cabot Corp.	1.95%
Chicago Bridge & Iron Co. NV	1.92%
MAXIMUS, Inc	1.56%
Ryder System, Inc.	1.56%
GATX Corp.	1.38%
Alterra Capital Holdings Ltd.	1.38%
Littelfuse, Inc.	1.32%
Reliance Steel & Aluminum Co.	1.31%
Anixter International, Inc.	1.27%
ScanSource, Inc.	1.25%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.64%
Consumer Staples	1.26%
Energy	7.01%
Financials	19.89%
Health Care	5.15%
Industrials	27.28%
Information Technology	16.07%
Materials	9.42%
Utilities	0.83%
Short-Term Investment	2.45%

Total	100.00%

*          A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments

Global Payments, Inc.	2.33%
Beam, Inc.	1.78%
Nuance Communications, Inc.	1.77%
Alterra Capital Holdings Ltd.	1.74%
Alliance Data Systems Corp.	1.70%
Reliance Steel & Aluminum Co.	1.66%
Interpublic Group of Cos., Inc. (The)	1.66%
Comerica, Inc.	1.64%
Chicago Bridge & Iron Co. NV	1.62%
Celanese Corp. Series A	1.57%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.94%
Consumer Staples	3.48%
Energy	6.64%
Financials	16.21%
Health Care	6.58%
Industrials	19.75%
Information Technology	16.39%
Materials	12.49%
Utilities	4.99%
Short-Term Investment	4.53%

Total	100.00%

*          A sector may comprise several industries.

Item 2: Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By: /s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: March 27, 2012

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 27, 2012

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: March 27, 2012

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 27, 2012